Stock-Based Compensation/Options and Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary Information Regarding Options and Warrants

Summary information regarding options and warrants from December 31, 2006 is as follows:

	Options	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding at December 31, 2006	190,426	$45.92	917,590	$78.04
Year ended December 31, 2007:
Granted	73,475	21.12	—	—
Forfeited and canceled	(4,336)	30.96	—	—

Outstanding at December 31, 2007	259,565	$39.16	917,590	$78.04
Year ended December 31, 2008:
Granted	160,100	4.50	1,682,209	7.84
Forfeited and canceled	(31,617)	24.41	—	—

Outstanding at December 31, 2008	388,048	$25.88	2,599,799	$32.60
Year ended December 31, 2009:
Granted	193,583	3.83	801,143	6.68
Exercised	(15,193)	4.21	(179,691)	6.64
Forfeited and canceled	(85,605)	42.22	(52,082)	20.00

Outstanding at December 31, 2009	480,833	$14.80	3,169,169	$27.72
Year ended December 31, 2010:
Granted	38,138	8.34	1,966	8.00
Exercised	(36,284)	3.56	(17,102)	8.40
Forfeited and canceled	(97,171)	36.62	(289,160)	117.60

Outstanding at December 31, 2010	385,516	$8.60	2,864,873	$11.00
Year ended December 31, 2011:
Granted	76,157	6.29	414,649	10.44
Exercised	—	—	—	—
Forfeited and canceled	(18,750)	20.00	(671,972)	23.72

Outstanding at December 31, 2011	442,923	$7.71	2,607,550	$6.66
Year ended December 31, 2012:
Granted	411,938	3.68	1,436,121	2.56
Exercised	—	—	—	—
Forfeited and canceled	(30,241)	11.80	(464,584)	6.12

Outstanding at December 31, 2012	824,620	$5.54	3,579,087	$5.64

Summary of Options Outstanding and Exercisable

Summary of options outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Options Outstanding	Number of Options Exercisable
$ 0.88 to $ 4.99	5.84	599,706	258,337
5.00 to 9.99	1.58	178,054	157,221
10.00 to 39.20	0.21	46,860	46,860

$ 0.88 to $39.20	7.63	824,620	462,418

Summary of Warrants Outstanding and Exercisable

Summary of warrants outstanding and exercisable as of December 31, 2012 is as follows:

Range of Exercise Prices	Weighted Average Remaining Contractual Life (years)	Number of Warrants Outstanding	Number of Warrants Exercisable
$ 0.18 to $ 4.99	1.86	1,850,102	413,981
5.00 to 9.99	0.04	1,068,905	1,068,905
10.00 to 10.44	0.53	660,080	660,080

$ 0.18 to $10.44	2.43	3,579,087	2,142,966

Stock Option Activity

A summary of stock option activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	824,620	$5.54
Granted	125,000	2.34
Exercised	—	—
Forfeited and canceled	(46,331)	4.73

Outstanding at March 31, 2013	903,289	$5.14	7.7	$104,769
Exercisable at March 31, 2013	485,124	$6.63	6.5	$100,730

Warrant Activity

A summary of warrant activity for the three months ended March 31, 2013 is presented below:

	Number of Shares	Wtd. Avg. Exercise Price	Wtd. Avg. Remaining Contract Term (# years)	Intrinsic Value
Outstanding at January 1, 2013	3,579,087	$5.64
Granted	972,918	2.21
Exercised	—	—
Forfeited and canceled	(1,129,359)	7.65

Outstanding at March 31, 2013	3,422,646	$4.01	3.5	$480,000
Exercisable at March 31, 2013	3,422,646	$4.01	3.5	$480,000